Quarterly Holdings Report
for
Fidelity® International Equity Central Fund
June 30, 2025
INTCEN-NPRT3-0825
1.859215.117
Common Stocks - 98.4%
	Shares	Value ($)
AUSTRALIA - 1.7%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
CAR Group Ltd	184,870	4,552,973
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Santos Ltd	826,397	4,166,222
Financials - 1.3%
Banks - 0.7%
Commonwealth Bank of Australia	121,654	14,806,299
Westpac Banking Corp	1,179,191	26,278,223
		41,084,522
Capital Markets - 0.3%
Macquarie Group Ltd	114,892	17,295,687
Financial Services - 0.1%
Cuscal Ltd (b)	2,853,389	5,633,873
Insurance - 0.2%
QBE Insurance Group Ltd	966,447	14,877,609
TOTAL FINANCIALS		78,891,691

Materials - 0.1%
Metals & Mining - 0.1%
Glencore PLC	2,093,700	8,158,401
Real Estate - 0.2%
Industrial REITs - 0.1%
Goodman Group unit	168,524	3,797,698
Specialized REITs - 0.1%
Arena REIT unit	1,344,236	3,282,270
National Storage REIT unit	1,775,585	2,687,783
		5,970,053
TOTAL REAL ESTATE		9,767,751

TOTAL AUSTRALIA		105,537,038
BELGIUM - 1.2%
Financials - 0.9%
Banks - 0.9%
KBC Group NV	533,362	55,074,478
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	87,800	17,266,638
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Azelis Group NV	222,649	3,548,505
Real Estate - 0.0%
Industrial REITs - 0.0%
Montea NV	20,800	1,595,039
TOTAL BELGIUM		77,484,660
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Wheaton Precious Metals Corp	192,900	17,347,189
CANADA - 6.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Dollarama Inc	2,300	324,069
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	99,420	5,150,785
TOTAL CONSUMER DISCRETIONARY		5,474,854

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc	163,800	8,142,186
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Athabasca Oil Corp (b)	2,006,919	8,312,115
Cameco Corp	137,368	10,201,598
Cenovus Energy Inc	266,327	3,624,042
Imperial Oil Ltd	337,783	26,834,121
MEG Energy Corp	411,502	7,775,250
Meren Energy Inc	1,892,940	2,321,432
Pembina Pipeline Corp	54,711	2,054,249
South Bow Corp	375,363	9,744,140
Tamarack Valley Energy Ltd (c)	521,100	1,848,293
		72,715,240
Financials - 1.7%
Banks - 0.7%
Royal Bank of Canada	308,300	40,631,982
Capital Markets - 0.6%
TMX Group Ltd	832,000	35,265,680
Insurance - 0.4%
Intact Financial Corp	138,300	32,159,130
TOTAL FINANCIALS		108,056,792

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sienna Senior Living Inc (c)	174,600	2,442,540
Industrials - 0.4%
Ground Transportation - 0.4%
Canadian Pacific Kansas City Ltd	280,700	22,299,340
Information Technology - 1.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	30,300	4,734,076
IT Services - 0.3%
Shopify Inc Class A (United States) (b)	185,310	21,375,509
Software - 1.3%
Constellation Software Inc/Canada	20,200	74,068,397
Constellation Software Inc/Canada warrants 3/31/2040 (b)(d)	24,200	2
Lumine Group Inc Subordinate Voting Shares (b)(e)	250,716	8,806,129
		82,874,528
TOTAL INFORMATION TECHNOLOGY		108,984,113

Materials - 1.2%
Chemicals - 0.4%
Chemtrade Logistics Income Fund (c)	827,100	6,741,920
Nutrien Ltd (c)	302,600	17,632,686
		24,374,606
Containers & Packaging - 0.1%
CCL Industries Inc Class B	131,900	7,691,705
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	111,600	13,296,115
Altius Minerals Corp	252,300	5,072,865
Franco-Nevada Corp	44,400	7,289,523
Teck Resources Ltd Class B	310,200	12,544,677
		38,203,180
Paper & Forest Products - 0.1%
Stella-Jones Inc	56,400	3,250,843
TOTAL MATERIALS		73,520,334

TOTAL CANADA		401,635,399
CHILE - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Antofagasta PLC	466,800	11,594,426
CHINA - 0.4%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd	41,340	2,663,768
Consumer Discretionary - 0.3%
Automobiles - 0.0%
BYD Co Ltd H Shares	167,010	2,600,351
Broadline Retail - 0.3%
Prosus NV Class N	225,180	12,634,064
Specialty Retail - 0.0%
Pop Mart International Group Ltd (e)(f)	78,160	2,654,470
TOTAL CONSUMER DISCRETIONARY		17,888,885

Consumer Staples - 0.1%
Beverages - 0.1%
Eastroc Beverage Group Co Ltd A Shares (China)	100,800	4,418,886
TOTAL CHINA		24,971,539
DENMARK - 1.9%
Health Care - 0.7%
Pharmaceuticals - 0.7%
Novo Nordisk A/S Series B	590,300	40,904,278
Industrials - 0.9%
Air Freight & Logistics - 0.9%
DSV A/S	231,100	55,430,339
Materials - 0.3%
Chemicals - 0.3%
Novonesis Novozymes B Series B	324,500	23,265,119
TOTAL DENMARK		119,599,736
FINLAND - 0.5%
Financials - 0.5%
Banks - 0.1%
Nordea Bank Abp (Sweden)	471,100	7,011,054
Insurance - 0.4%
Sampo Oyj A Shares	2,186,900	23,519,417
TOTAL FINLAND		30,530,471
FRANCE - 7.6%
Consumer Discretionary - 1.8%
Hotels, Restaurants & Leisure - 0.5%
Accor SA	642,600	33,555,623
Textiles, Apparel & Luxury Goods - 1.3%
Hermes International SCA	21,490	58,197,221
LVMH Moet Hennessy Louis Vuitton SE	44,485	23,282,558
		81,479,779
TOTAL CONSUMER DISCRETIONARY		115,035,402

Consumer Staples - 0.5%
Food Products - 0.3%
Danone SA	236,600	19,359,401
Personal Care Products - 0.2%
L'Oreal SA	32,700	14,007,160
TOTAL CONSUMER STAPLES		33,366,561

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
TotalEnergies SE	134,496	8,220,753
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA	186,000	16,684,518
Health Care - 0.5%
Health Care Equipment & Supplies - 0.5%
EssilorLuxottica SA	124,668	34,201,987
Industrials - 2.1%
Aerospace & Defense - 2.1%
Safran SA	240,300	78,367,647
Thales SA	168,700	49,812,823
		128,180,470
Information Technology - 0.7%
IT Services - 0.2%
Alten SA	164,500	14,426,383
Capgemini SE	100	17,124
		14,443,507
Software - 0.5%
Dassault Systemes SE	740,800	26,847,798
TOTAL INFORMATION TECHNOLOGY		41,291,305

Materials - 1.4%
Chemicals - 1.4%
Air Liquide SA	419,836	86,570,658
Real Estate - 0.1%
Industrial REITs - 0.1%
ARGAN SA	44,193	3,409,742
Utilities - 0.1%
Multi-Utilities - 0.1%
Engie SA	266,740	6,269,138
TOTAL FRANCE		473,230,534
GERMANY - 11.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.4%
Deutsche Telekom AG	2,440,540	89,332,551
Entertainment - 0.1%
CTS Eventim AG & Co KGaA	49,960	6,202,830
Interactive Media & Services - 0.1%
Scout24 SE (e)(f)	32,450	4,476,086
TOTAL COMMUNICATION SERVICES		100,011,467

Consumer Discretionary - 0.5%
Automobiles - 0.2%
Mercedes-Benz Group AG	177,570	10,345,257
Specialty Retail - 0.2%
Auto1 Group SE (b)(e)(f)	317,320	10,226,815
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	41,200	9,606,818
TOTAL CONSUMER DISCRETIONARY		30,178,890

Financials - 3.1%
Capital Markets - 1.2%
Deutsche Boerse AG	237,000	77,425,423
Insurance - 1.9%
Allianz SE	155,800	63,228,866
Hannover Rueck SE	165,200	51,996,409
		115,225,275
TOTAL FINANCIALS		192,650,698

Health Care - 1.2%
Biotechnology - 0.1%
BioNTech SE ADR (b)	60,800	6,473,376
Health Care Providers & Services - 0.8%
Fresenius SE & Co KGaA	956,100	48,067,838
Pharmaceuticals - 0.3%
Merck KGaA	135,400	17,555,740
TOTAL HEALTH CARE		72,096,954

Industrials - 1.9%
Aerospace & Defense - 1.1%
MTU Aero Engines AG	62,000	27,548,010
Rheinmetall AG	19,128	40,507,339
		68,055,349
Air Freight & Logistics - 0.0%
Deutsche Post AG	31	1,436
Industrial Conglomerates - 0.8%
Siemens AG	197,750	50,793,709
TOTAL INDUSTRIALS		118,850,494

Information Technology - 2.7%
Software - 2.7%
SAP SE	545,259	166,729,004
Materials - 0.5%
Chemicals - 0.1%
BASF SE	110,200	5,450,439
Construction Materials - 0.4%
Heidelberg Materials AG	96,500	22,725,442
TOTAL MATERIALS		28,175,881

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LEG Immobilien SE (c)	35,307	3,133,797
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	115,100	4,803,671
Multi-Utilities - 0.1%
E.ON SE	504,140	9,289,102
TOTAL UTILITIES		14,092,773

TOTAL GERMANY		725,919,958
HONG KONG - 1.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
HKT Trust & HKT Ltd unit	2,590,610	3,867,789
Financials - 0.9%
Capital Markets - 0.2%
Hong Kong Exchanges & Clearing Ltd	275,000	14,791,307
Insurance - 0.7%
AIA Group Ltd	2,561,200	23,200,486
Prudential PLC	1,579,560	19,770,170
		42,970,656
TOTAL FINANCIALS		57,761,963

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
CK Asset Holdings Ltd	665,088	2,931,489
Hongkong Land Holdings Ltd (Singapore)	582,600	3,361,602
		6,293,091
TOTAL HONG KONG		67,922,843
HUNGARY - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	460,200	13,565,029
INDIA - 0.5%
Financials - 0.5%
Banks - 0.5%
HDFC Bank Ltd	1,258,800	29,398,929
INDONESIA - 0.4%
Financials - 0.4%
Banks - 0.4%
Bank Central Asia Tbk PT	48,518,800	25,935,612
IRELAND - 1.8%
Consumer Staples - 0.1%
Food Products - 0.1%
Kerry Group PLC Class A	76,600	8,459,153
Financials - 0.7%
Banks - 0.7%
AIB Group PLC	3,742,900	30,889,598
Bank of Ireland Group PLC	927,800	13,207,720
		44,097,318
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	668,000	56,812,058
TOTAL IRELAND		109,368,529
ITALY - 4.7%
Consumer Discretionary - 0.5%
Automobiles - 0.2%
Ferrari NV (Italy)	29,770	14,591,616
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	696,616	19,332,837
TOTAL CONSUMER DISCRETIONARY		33,924,453

Consumer Staples - 0.2%
Beverages - 0.2%
Coca-Cola HBC AG	198,000	10,338,690
Davide Campari-Milano NV (c)	150,300	1,010,932
		11,349,622
Financials - 2.3%
Banks - 2.3%
FinecoBank Banca Fineco SpA	1,310,229	29,069,642
UniCredit SpA	1,631,000	109,412,999
		138,482,641
Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
GVS SpA (b)(e)(f)	115,000	681,385
Pharmaceuticals - 0.8%
Recordati Industria Chimica e Farmaceutica SpA	785,800	49,428,809
TOTAL HEALTH CARE		50,110,194

Industrials - 0.7%
Electrical Equipment - 0.5%
Prysmian SpA	422,400	29,905,590
Machinery - 0.2%
Interpump Group SpA	281,500	11,718,494
TOTAL INDUSTRIALS		41,624,084

Utilities - 0.2%
Electric Utilities - 0.2%
Enel SpA	1,520,576	14,431,339
TOTAL ITALY		289,922,333
JAPAN - 15.9%
Communication Services - 2.2%
Entertainment - 2.0%
Capcom Co Ltd	966,660	33,113,668
Nintendo Co Ltd	972,440	93,383,259
		126,496,927
Interactive Media & Services - 0.1%
LY Corp	1,433,260	5,278,130
Wireless Telecommunication Services - 0.1%
SoftBank Group Corp	78,266	5,690,410
TOTAL COMMUNICATION SERVICES		137,465,467

Consumer Discretionary - 1.3%
Automobiles - 0.4%
Toyota Motor Corp	1,462,830	25,194,310
Broadline Retail - 0.2%
Pan Pacific International Holdings Corp	288,600	9,938,317
Household Durables - 0.4%
Sony Group Corp	954,410	24,814,971
Specialty Retail - 0.3%
Fast Retailing Co Ltd	46,330	15,884,895
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	322,830	8,249,814
TOTAL CONSUMER DISCRETIONARY		84,082,307

Consumer Staples - 1.1%
Consumer Staples Distribution & Retail - 0.1%
Daikokutenbussan Co Ltd	58,000	2,827,402
Seven & i Holdings Co Ltd	207,800	3,344,609
		6,172,011
Food Products - 1.0%
Ajinomoto Co Inc	2,255,100	61,165,460
TOTAL CONSUMER STAPLES		67,337,471

Financials - 2.6%
Banks - 1.1%
Mizuho Financial Group Inc	1,166,700	32,387,507
Sumitomo Mitsui Financial Group Inc	1,329,000	33,465,498
		65,853,005
Financial Services - 0.2%
ORIX Corp	521,900	11,777,549
Insurance - 1.3%
Sompo Holdings Inc	490,900	14,793,175
Tokio Marine Holdings Inc	1,601,200	67,860,545
		82,653,720
TOTAL FINANCIALS		160,284,274

Health Care - 1.2%
Health Care Equipment & Supplies - 0.9%
Hoya Corp	471,200	55,960,706
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	57,500	3,002,525
Daiichi Sankyo Co Ltd	671,800	15,564,334
		18,566,859
TOTAL HEALTH CARE		74,527,565

Industrials - 5.1%
Electrical Equipment - 0.3%
Fuji Electric Co Ltd	353,500	16,279,350
Mitsubishi Electric Corp	100	2,150
		16,281,500
Industrial Conglomerates - 2.2%
Hitachi Ltd	4,695,850	136,481,846
Machinery - 1.7%
Ebara Corp	1,862,900	35,726,092
Japan Steel Works Ltd/The	231,000	13,215,634
Mitsubishi Heavy Industries Ltd	1,686,500	42,203,631
Takeuchi Manufacturing Co Ltd	428,900	13,953,658
		105,099,015
Professional Services - 0.4%
BayCurrent Inc	444,000	22,841,336
Timee Inc (b)	244,400	3,496,156
		26,337,492
Trading Companies & Distributors - 0.5%
ITOCHU Corp	588,600	30,822,050
TOTAL INDUSTRIALS		315,021,903

Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 0.0%
Keyence Corp	6,000	2,398,970
IT Services - 0.4%
Fujitsu Ltd	332,700	8,071,097
NSD Co Ltd	213,500	5,292,837
SCSK Corp	108,400	3,272,964
TIS Inc	314,900	10,579,398
		27,216,296
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp	559,600	41,483,733
Renesas Electronics Corp	612,400	7,576,265
Tokyo Electron Ltd	64,200	12,294,908
		61,354,906
Software - 0.0%
Money Forward Inc (b)	80,400	2,738,530
Technology Hardware, Storage & Peripherals - 0.5%
FUJIFILM Holdings Corp	1,526,600	33,059,420
TOTAL INFORMATION TECHNOLOGY		126,768,122

Materials - 0.2%
Chemicals - 0.2%
Shin-Etsu Chemical Co Ltd	339,600	11,214,265
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Hulic Co Ltd (c)	150,200	1,514,986
Katitas Co Ltd	145,500	2,526,964
Nomura Real Estate Holdings Inc	464,400	2,721,161
Starts Corp Inc	18,000	569,355
Tosei Corp	158,700	2,846,582
		10,179,048
Residential REITs - 0.0%
Advance Residence Investment Corp	2,450	2,545,189
TOTAL REAL ESTATE		12,724,237

Utilities - 0.0%
Gas Utilities - 0.0%
Tokyo Gas Co Ltd	81,030	2,695,227
TOTAL JAPAN		992,120,838
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (e)(f)	248,500	5,087,484
NETHERLANDS - 4.1%
Communication Services - 0.9%
Entertainment - 0.9%
Universal Music Group NV	1,749,540	56,756,060
Consumer Staples - 0.1%
Beverages - 0.1%
Heineken NV	116,300	10,146,344
Industrials - 1.5%
Professional Services - 1.2%
Wolters Kluwer NV	419,073	70,073,197
Trading Companies & Distributors - 0.3%
IMCD NV	158,600	21,307,148
TOTAL INDUSTRIALS		91,380,345

Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV	11,600	7,425,137
ASML Holding NV	98,290	78,763,397
BE Semiconductor Industries NV	55,200	8,261,152
		94,449,686
Software - 0.1%
Topicus.com Inc (b)	26,781	3,355,320
TOTAL INFORMATION TECHNOLOGY		97,805,006

TOTAL NETHERLANDS		256,087,755
NORWAY - 0.1%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA	187,247	1,596,710
Materials - 0.1%
Metals & Mining - 0.1%
Norsk Hydro ASA	728,300	4,170,537
TOTAL NORWAY		5,767,247
POLAND - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Zabka Group SA (b)(c)	393,100	2,360,115
PORTUGAL - 0.7%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Jeronimo Martins SGPS SA	181,200	4,584,789
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Galp Energia SGPS SA	532,949	9,756,083
Financials - 0.4%
Banks - 0.4%
Banco Comercial Portugues SA	35,622,600	27,719,860
Utilities - 0.0%
Electric Utilities - 0.0%
EDP SA	386,620	1,676,853
TOTAL PORTUGAL		43,737,585
SINGAPORE - 0.7%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.1%
Singapore Telecommunications Ltd	2,706,570	8,159,736
Entertainment - 0.3%
Sea Ltd Class A ADR (b)	94,480	15,111,132
TOTAL COMMUNICATION SERVICES		23,270,868

Financials - 0.2%
Banks - 0.2%
United Overseas Bank Ltd	502,805	14,235,926
Real Estate - 0.1%
Health Care REITs - 0.1%
Parkway Life Real Estate Investment Trust	1,322,948	4,265,896
Real Estate Management & Development - 0.0%
Wing Tai Holdings Ltd	1,253,300	1,271,535
TOTAL REAL ESTATE		5,537,431

TOTAL SINGAPORE		43,044,225
SOUTH AFRICA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Anglo American PLC	232,337	6,848,806
SPAIN - 4.1%
Consumer Discretionary - 0.3%
Household Durables - 0.1%
Neinor Homes SA (e)(f)	274,859	5,381,060
Specialty Retail - 0.2%
Industria de Diseno Textil SA	212,400	11,080,218
TOTAL CONSUMER DISCRETIONARY		16,461,278

Financials - 3.5%
Banks - 3.5%
Banco Santander SA	14,294,500	118,371,013
Bankinter SA	683,100	8,915,607
CaixaBank SA	10,589,200	91,753,405
		219,040,025
Utilities - 0.3%
Electric Utilities - 0.3%
Iberdrola SA	1,037,715	19,963,593
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA	45,452	507,293
TOTAL UTILITIES		20,470,886

TOTAL SPAIN		255,972,189
SWEDEN - 1.7%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Haypp Group AB (b)	353,000	4,984,811
Industrials - 1.4%
Machinery - 1.4%
Atlas Copco AB A Shares	1,949,183	31,510,510
Epiroc AB A Shares	1,023,200	22,214,090
Indutrade AB	1,145,943	31,274,243
		84,998,843
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	1,317,600	13,280,879
Software - 0.0%
Kry International Ab (b)(d)(g)	24,499	530,421
TOTAL INFORMATION TECHNOLOGY		13,811,300

TOTAL SWEDEN		103,794,954
SWITZERLAND - 1.5%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
Cie Financiere Richemont SA Series A	104,660	19,805,113
Financials - 1.0%
Capital Markets - 1.0%
Partners Group Holding AG	19,570	25,527,696
UBS Group AG	1,063,360	35,983,636
		61,511,332
Materials - 0.2%
Chemicals - 0.2%
DSM-Firmenich AG	124,700	13,266,230
TOTAL SWITZERLAND		94,582,675
TAIWAN - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co Ltd	1,792,000	65,516,583
UNITED KINGDOM - 16.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc (b)	932,400	8,984,610
Interactive Media & Services - 0.1%
Baltic Classifieds Group PLC	915,880	4,689,291
TOTAL COMMUNICATION SERVICES		13,673,901

Consumer Discretionary - 2.1%
Distributors - 0.0%
Supreme PLC	947,300	2,665,638
Hotels, Restaurants & Leisure - 1.9%
Compass Group PLC	2,353,943	79,732,778
InterContinental Hotels Group PLC	341,030	38,991,729
		118,724,507
Leisure Products - 0.0%
Games Workshop Group PLC	10,307	2,294,790
Textiles, Apparel & Luxury Goods - 0.2%
Burberry Group PLC (b)	583,020	9,470,121
TOTAL CONSUMER DISCRETIONARY		133,155,056

Consumer Staples - 1.1%
Beverages - 0.2%
Diageo PLC	537,798	13,561,172
Consumer Staples Distribution & Retail - 0.1%
J Sainsbury PLC	1,052,700	4,187,577
Food Products - 0.1%
Premier Foods PLC	1,896,700	5,191,389
Personal Care Products - 0.3%
Unilever PLC (Netherlands)	328,800	20,047,163
Tobacco - 0.4%
British American Tobacco PLC	564,669	26,841,468
TOTAL CONSUMER STAPLES		69,828,769

Financials - 4.3%
Banks - 1.2%
Lloyds Banking Group PLC	14,787,900	15,549,743
NatWest Group PLC	8,124,700	57,059,396
		72,609,139
Capital Markets - 2.7%
3i Group PLC	1,662,031	94,058,012
London Stock Exchange Group PLC	502,070	73,426,341
		167,484,353
Insurance - 0.4%
Hiscox Ltd	896,600	15,445,511
Lancashire Holdings Ltd	1,539,100	12,147,712
		27,593,223
TOTAL FINANCIALS		267,686,715

Health Care - 1.4%
Health Care Equipment & Supplies - 0.6%
ConvaTec Group PLC (e)(f)	9,699,600	38,398,025
Pharmaceuticals - 0.8%
Astrazeneca PLC	357,200	49,711,227
TOTAL HEALTH CARE		88,109,252

Industrials - 5.7%
Aerospace & Defense - 2.5%
BAE Systems PLC	1,146,400	29,752,389
Rolls-Royce Holdings PLC	9,289,716	123,113,335
		152,865,724
Professional Services - 2.1%
Intertek Group PLC	298,000	19,388,956
RELX PLC	2,050,898	111,153,913
		130,542,869
Trading Companies & Distributors - 1.1%
Ashtead Group PLC	414,600	26,571,312
Diploma PLC	384,765	25,815,858
RS GROUP PLC	2,344,377	18,487,462
		70,874,632
TOTAL INDUSTRIALS		354,283,225

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.7%
Halma PLC	933,000	40,981,838
Real Estate - 0.1%
Real Estate Management & Development - 0.0%
Grainger PLC	897,127	2,709,171
Specialized REITs - 0.1%
Big Yellow Group PLC (The)	196,277	2,726,527
TOTAL REAL ESTATE		5,435,698

Utilities - 0.4%
Electric Utilities - 0.2%
SSE PLC	411,770	10,368,426
Multi-Utilities - 0.2%
National Grid PLC	932,736	13,691,318
TOTAL UTILITIES		24,059,744

TOTAL UNITED KINGDOM		997,214,198
UNITED STATES - 11.6%
Communication Services - 0.9%
Entertainment - 0.9%
Spotify Technology SA (b)	74,500	57,166,830
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Airbnb Inc Class A (b)	4,300	569,062
Consumer Staples - 0.7%
Food Products - 0.6%
Nestle SA	343,658	34,168,668
Tobacco - 0.1%
Philip Morris International Inc	39,200	7,139,496
TOTAL CONSUMER STAPLES		41,308,164

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Shell PLC	1,619,926	56,518,494
Financials - 2.2%
Capital Markets - 0.8%
S&P Global Inc	93,266	49,178,229
Financial Services - 0.6%
Visa Inc Class A	108,900	38,664,945
Insurance - 0.8%
Marsh & McLennan Cos Inc	214,200	46,832,688
TOTAL FINANCIALS		134,675,862

Health Care - 1.9%
Health Care Equipment & Supplies - 1.2%
Alcon AG	695,190	61,506,507
GE HealthCare Technologies Inc	128,800	9,540,216
		71,046,723
Life Sciences Tools & Services - 0.1%
ICON PLC (b)	57,500	8,363,375
Pharmaceuticals - 0.6%
Novartis AG	80,950	9,825,477
Roche Holding AG	75,030	24,491,284
Sanofi SA	27,500	2,662,377
		36,979,138
TOTAL HEALTH CARE		116,389,236

Industrials - 2.5%
Construction & Engineering - 0.0%
Quanta Services Inc	3,540	1,338,403
Electrical Equipment - 1.8%
GE Vernova Inc	5,370	2,841,536
Schneider Electric SE	389,350	104,534,595
		107,376,131
Professional Services - 0.7%
Experian PLC	862,100	44,455,270
TOTAL INDUSTRIALS		153,169,804

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.0%
First Solar Inc (b)	1,540	254,932
Software - 0.1%
CyberArk Software Ltd (b)	10,400	4,231,552
Monday.com Ltd (b)	18,800	5,912,224
		10,143,776
TOTAL INFORMATION TECHNOLOGY		10,398,708

Materials - 2.3%
Chemicals - 0.9%
Linde PLC	124,012	58,183,950
Construction Materials - 1.4%
Amrize Ltd	411,360	20,520,044
CRH PLC	362,300	33,259,140
Holcim AG	411,360	30,547,240
		84,326,424
TOTAL MATERIALS		142,510,374

Utilities - 0.1%
Electric Utilities - 0.0%
Constellation Energy Corp	5,930	1,913,967
NRG Energy Inc	6,740	1,082,309
		2,996,276
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	25,290	4,901,455
Multi-Utilities - 0.0%
Sempra	28,730	2,176,872
TOTAL UTILITIES		10,074,603

TOTAL UNITED STATES		722,781,137
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd (b)	615,800	10,939,014
TOTAL COMMON STOCKS (Cost $4,014,503,409)		6,129,819,030

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/17/2025 (i)	4.25	910,000	908,326
US Treasury Bills 0% 8/7/2025 (i)	4.31 to 4.32	120,000	119,475
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,027,773)			1,027,801

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.32	66,439,975	66,453,263
Fidelity Securities Lending Cash Central Fund (j)(k)	4.32	26,557,065	26,559,720
TOTAL MONEY MARKET FUNDS (Cost $93,012,982)			93,012,983

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,108,544,164)	6,223,859,814
NET OTHER ASSETS (LIABILITIES) - 0.1%	7,198,760
NET ASSETS - 100.0%	6,231,058,574

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	65	Sep 2025	4,008,875	65,923	65,923
TME S&P/TSX 60 Index Contracts (Canada)	2	Sep 2025	469,983	6,118	6,118

TOTAL FUTURES CONTRACTS					72,041
The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $75,711,454 or 1.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,905,325 or 1.1% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $530,421 or 0.0% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $189,346.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International Ab	5/14/21 - 10/30/24	1,620,155

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	89,433,731	1,528,241,843	1,551,222,311	3,017,673	-	-	66,453,263	66,439,975	0.1%
Fidelity Securities Lending Cash Central Fund	15,652,657	446,118,225	435,211,162	408,809	-	-	26,559,720	26,557,065	0.1%
Total	105,086,388	1,974,360,068	1,986,433,473	3,426,482	-	-	93,012,983

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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